Remuneration - AUD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Remuneration Abstract
Short-term employee benefits	$ 1,929,914	$ 1,586,604	$ 1,645,794
Post-employment benefits	6,196	5,124	7,703
Total	$ 1,936,110	$ 1,591,728	$ 1,653,497